Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2020		$ 88	$ 1,360,231	$ (1,261,140)	$ 99,179
Beginning balance, shares at Dec. 31, 2020		880,037
Common stock issued to third party for services			249,100		249,100
Common stock issued to third party for services, shares		4,700
Warrants issued to third parties in conjunction with debt issuance			188,069		188,069
Beneficial conversion feature in conjunction with debt issuance			101,972		101,972
Common stock and warrants issued for cash		$ 4	1,864,996		1,865,000
Common stock and warrants issued for cash, shares		37,300
Common stock issued in conjunction with cashless exercise of warrants
Common stock issued in conjunction with cashless exercise of warrants, shares		1,429
Common stock issued to third parties in conjunction with conversion of debt		$ 1	236,714		236,715
Common stock issued to third parties in conjunction with conversion of debt, shares		8,929
Net loss				(3,004,619)	(3,004,619)
Ending balance, value at Dec. 31, 2021		$ 93	4,001,082	(4,265,759)	(264,584)
Ending balance, shares at Dec. 31, 2021		932,395
Warrants issued to third parties in conjunction with debt issuance			793,039		793,039
Beneficial conversion feature in conjunction with debt issuance			273,700		273,700
Common stock issued to third parties in conjunction with conversion of debt		$ 3	145,197		145,200
Common stock issued to third parties in conjunction with conversion of debt, shares		24,200
Net loss				(2,929,817)	(2,929,817)
Amortization of warrants issued in connection with a debt modification			147,720		147,720
Fees associated with filing of Form S-1			(68,498)		(68,498)
Common stock issued to third parties in conjunction with conversion of debt		$ 3	145,197		145,200
Common stock issued to third parties in conjunction with conversion of debt, shares		24,200
Fees associated with filing of Form S-1			(68,498)		(68,498)
Ending balance, value at Dec. 31, 2022		$ 96	5,292,240	(7,195,576)	(1,903,240)
Ending balance, shares at Dec. 31, 2022		956,595
Warrants issued to third parties in conjunction with debt issuance			858,276		858,276
Beneficial conversion feature in conjunction with debt issuance			401,063		401,063
Net loss				(4,145,936)	(4,145,936)
Stock-based compensation			215,558		215,558
Common stock issued to third parties in conjunction with conversion of debt		$ 21	1,520,179		1,520,200
Common stock issued to third parties in conjunction with conversion of debt, shares		213,584
Fees associated with filing of Form S-1			(5,456)		(5,456)
Modification of warrants		$ 28	(352,993)		(352,965)
Modification of warrants, shares		279,920
Conversion of common stock for Series A preferred stock		$ (16)	16
Conversion of common stock for Series A preferred stock, shares	32	(161,684)
Ending balance, value at Dec. 31, 2023		$ 129	$ 7,928,883	$ (11,341,512)	$ (3,412,500)
Ending balance, shares at Dec. 31, 2023	32	1,288,415